TURNER FUNDS

TURNER MEDICAL SCIENCES LONG/SHORT FUND

TURNER TITAN LONG/SHORT FUND

Class C Shares

Supplement dated June 16, 2016

to the Prospectus dated January 31, 2016

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following changes are made to the Prospectus, effective June 16, 2016:

1.                          The disclosure under “Medical Sciences Long/Short Fund - Management — Portfolio Managers” on page 3 is deleted and replaced by the following:

Portfolio Manager

John P. Fraunces, Jr., Senior Portfolio Manager and member of Turner’s Absolute Return Team, is the portfolio manager of the Medical Sciences Long/Short Fund. Mr. Fraunces joined Turner in 2015.

2.                          The disclosure under “Titan Long/Short Fund - Management — Portfolio Managers” on page 6 is deleted and replaced by the following:

Portfolio Manager

Scott C. Swickard, CFA, Portfolio Manager and member of Turner’s Absolute Return Team, is the portfolio manager of the Titan Long/Short Fund. Mr. Swickard joined Turner in 2007.

3.                          The disclosure under “Portfolio Manager” on page 13 is deleted and replaced by the following:

The Medical Sciences Long/Short Fund is managed by John P. Fraunces, Jr. The Titan Long/Short Fund is managed by Scott C. Swickard, CFA.

Scott C. Swickard, CFA, Portfolio Manager, is a member of Turner’s Absolute Return Team and the portfolio manager of the Titan Long/Short Fund. Mr. Swickard joined Turner in 2007. He has nine years of investment experience.

John P. Fraunces, Jr., Senior Portfolio Manager, is a member of Turner’s Absolute Return Team and the portfolio manager of the Medical Sciences Long/Short Fund. Mr. Fraunces joined Turner in 2015 and has 16 years of investment experience and an additional five years within the healthcare industry. Prior to joining Turner, Mr. Fraunces was a portfolio manager of the Synaptic Medical

Fund, L.P. from 2009 to 2015, and previously a portfolio manager at Solaris and a senior equity analyst at Gardner Lewis.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

TURNER FUNDS

TURNER MEDICAL SCIENCES LONG/SHORT FUND

TURNER TITAN LONG/SHORT FUND

Class C Shares

Supplement dated June 16, 2016

to the Statement of Additional Information (“SAI”) dated January 31, 2016

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE SAI.

The following changes are made to the SAI, effective June 16, 2016:

1.                                      The table under “Portfolio Managers — Other Accounts Managed by the Portfolio Managers — Medical Sciences Long/Short Fund” on page 30 is deleted and replaced by the following:

Turner Medical Sciences Long/Short Fund

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	(A)	(B) Other		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
(a)(1) Portfolio Manager’s Name (as listed in the Prospectus)	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
John P. Fraunces, Jr.	0 Accounts $0	0 Accounts $0	1 Account $1 million	0 Accounts	$0	0 Accounts	$0	1 Account	$1 million

2.                                      The table under “Portfolio Managers — Other Accounts Managed by the Portfolio Managers — Titan Long/Short Fund” on page 31 is deleted and replaced by the following:

Turner Titan Long/Short Fund

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	(A)	(B) Other		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
(a)(1) Portfolio Manager’s Name (as listed in the Prospectus)	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Scott C. Swickard	0 Accounts $0	0 Accounts $0	0 Accounts $0	0 Accounts	$0	0 Accounts	$0	0 Accounts	$0

3.                                      The table under “Portfolio Managers — Portfolio Manager’s Ownership of Securities in the Funds” on page 32 is deleted and replaced by the following:

Medical Sciences Long/Short Fund	John P. Fraunces, Jr.	$1-$10,000
Titan Long/Short Fund	Scott C. Swickard	None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE